Other long-term assets	12 Months Ended
Mar. 31, 2022
Other Non Current Assets [Abstract]
Other long-term assets	Other long-term assets

	2022	2021
	$	$

Restricted cash	260	1,325
Prepaid expenses and deposits	5,945	2,707
Commission asset	9,604	5,234
Contract asset	5,591	2,238

Total other-long term assets	21,400	11,504